Other Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivable and Prepaid Expenses [Abstract]
Schedule of Other Receivable and Prepaid Expenses
	December 31,
	2025	2024

Government authorities	$430	$173
Advances to suppliers	615	655
Prepaid expenses	285	248
Other	110	74

	$1,440	$1,150